Note 11 - Subsequent Events (Details) (USD $)	1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended		6 Months Ended	3 Months Ended	0 Months Ended		2 Months Ended	1 Months Ended
	Feb. 28, 2015	Sep. 23, 2014	Nov. 30, 2014	Dec. 31, 2014	Dec. 31, 2014	May 14, 2015	Apr. 06, 2015	Apr. 06, 2015	Mar. 31, 2015	Mar. 16, 2015	Feb. 19, 2015	Mar. 31, 2015	Sep. 30, 2014
Note 11 - Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)		11,305,567
Proceeds from Issuance of Common Stock					$ 4,204,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	605,556	940,189	382,000	382,000	382,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.50	$ 0.53	$ 0.53	$ 0.53	$ 0.53								$ 0.53
Warrant Term	10 years	5 years	5 years	5 years
Percent of Outstanding Loan Amount									1.00%			1.00%
Subsequent Event [Member] | Private Placement [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Stock Issued During Period, Shares, New Issues (in Shares)						32,432,432
Share Price (in Dollars per share)						$ 0.37
Proceeds from Issuance of Common Stock						12,000,000
Subsequent Event [Member] | Second Tranche [Member] | September 2014 Term Loan [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Proceeds from Loans							500,000	1,500,000
Debt Instrument, Repayment of Principal and Interest, Number of Installments							30
Debt Instrument, Interest Rate, Stated Percentage							5.00%	5.00%
Line of Credit Facility, Maximum Borrowing Capacity	500,000
Subsequent Event [Member] | Third Tranche [Member] | September 2014 Term Loan [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount						1,000,000
Line of Credit Facility, Maximum Borrowing Capacity	1,000,000
Subsequent Event [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)						25,000
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)	$ 0.53					$ 0.37
Warrant Term						10 years
Percent of Outstanding Loan Amount	1.00%
Private Placement [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)									940,189			940,189
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)									$ 0.53			$ 0.53
Warrant Term									5 years
Second Tranche [Member] | September 2014 Term Loan [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Proceeds from Loans										500,000	500,000	1,000,000
Debt Instrument, Repayment of Principal and Interest, Number of Installments												30
Debt Instrument, Interest Rate, Stated Percentage									5.06%	5.00%		5.06%
Debt Instrument, Face Amount													1,500,000
Third Tranche [Member] | September 2014 Term Loan [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount									1,000,000			1,000,000
September 2014 Term Loan [Member]
Note 11 - Subsequent Events (Details) [Line Items]
Debt Instrument, Face Amount													$ 5,000,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)													471,698
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)													$ 0.53
Warrant Term													10 years